Provisions and Contingent Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions and Contingent Provisions	PROVISIONS AND CONTINGENT PROVISIONS
As of December 31, 2024 and 2023, the composition is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Provisions for personnel salaries and expenses	73,543	81,907
Provisions for restructuring plans	4,325	–
Provisions for lawsuits and litigations	3,928	4,504
Provision for loyalty programmes	38	38
Provision for operational risks	5,108	2,993
Provision for other contingencies	35,030	19,391
Provisions for mandatory dividends	600,330	148,921
Provision for interest of perpetual bonds	5,811	5,112
Provisions for contingent loan	18,389	21,105
Total	746,502	283,971
NOTE 19 - PROVISIONS AND CONTINGENT PROVISIONS, continued

a.Below is the activity regarding provisions during the years ended December 31, 2024, 2023 and 2022:

	Personnel salaries and expenses	Restructuring plans	Lawsuit and litigations	Loyalty programme	Operational risks	Contingencies	Mandatory Dividend	Interest of perpetual bonds	Contingent loan	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2024	81,907	-	4,504	38	2,993	19,391	148,921	5,112	21,105	283,971
Provisions established	64,377	20,508	4,750	-	2,493	20,893	798,892	26,033	43,292	981,238
Application of provisions	(72,541)	(16,183)	(3,159)	-	(378)	(5,254)	(347,483)	(25,334)	-	(470,332)
Provisions released	(200)	-	(2,252)	-	-	-	-	-	(46,688)	(49,140)
Other	-	-	85	-	-	-	-	-	680	765
Balances as of December 31, 2024	73,543	4,325	3,928	38	5,108	35,030	600,330	5,811	18,389	746,502
Balances as of January 1, 2023	99,424	-	5,533	38	5,149	63,232	237,683	4,966	44,997	461,022
Provisions established	72,090	-	556		1,254	2,133	148,921	15,157	67,403	307,514
Application of provisions	(72,840)	-	(1,585)		(3,410)	(45,974)	(237,683)	(15,011)		(376,503)
Provisions released	(15,474)	-	-	-	-	-	-	-	(91,269)	(106,743)
Other	(1,293)	-	-	-	-	-	-	-	(26)	(1,319)
Balances as of December 31, 2023	81,907	-	4,504	38	2,993	19,391	148,921	5,112	21,105	283,971
Balances as of January 1, 2022	109,001	-	3,035	38	1,578	52,205	252,740	4,995	40,357	463,949
Provisions established	121,779	-	2,963	-	4,053	24,365	237,683	30,523	110,211	531,577
Application of provisions	(132,340)	-	(465)	-	(482)	(13,338)	(252,740)	(30,552)	-	(429,917)
Provisions released	(1,748)	-	-	-	-	-	-	-	(105,687)	(107,435)
Other	2,732	-	-	-	-	-	-	-	116	2,848
Balances as of December 31, 2022	99,424	-	5,533	38	5,149	63,232	237,683	4,966	44,997	461,022
NOTE 19 - PROVISIONS AND CONTINGENT PROVISIONS, continued

b.Provisions for personnel salaries and expenses includes:

	As of December 31,
	2024	2023
	MCh$	MCh$
Provision for short-term benefits	73,543	79,829
Provision for long-term benefits	–	1,450
Provision for senioruty compensation	–	585
Provision for other personnel benefits	–	43
Total	73,543	81,907
c.Provisions for contingent loan risk
Provision for contingent loan arise from contingent liabilities and loan commitments. ECL allowance related to contingent loan are included in ECL allowance in the income statements for the year. The contingent portfolio is presented in Note 24.
An analysis of changes in the corresponding ECL allowance as of December 31, 2024 and 2023 is as follows:

	December 31, 2024
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2023	10,949	3,420	6,736	21,105
Transfer
Transfers from stage 1 to stage 2	(1,207)	6,180	-	4,973
Transfers from stage 1 to stage 3	(43)	-	685	642
Transfers from stage 2 to stage 3	-	(1,342)	5,586	4,244
Transfers from stage 2 to stage 1	1,058	(7,000)	-	(5,942)
Transfers from stage 3 to stage 2	-	4,447	(1,551)	2,896
Transfers from stage 3 to stage 1	-	-	-	-
Net changes of the exposure and modifications in credit risk	(2,498)	(1,362)	(5,669)	(9,529)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	8,259	4,343	5,787	18,389

	December 31, 2023
	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2022	26,316	8,789	9,892	44,997
Transfer
Transfers from stage 1 to stage 2	(2,645)	5,559	-	2,914
Transfers from stage 1 to stage 3	(142)	-	1,241	1,099
Transfers from stage 2 to stage 3	-	(2,471)	7,507	5,036
Transfers from stage 2 to stage 1	1,858	(9,253)	-	(7,395)
Transfers from stage 3 to stage 2	-	2,187	(5,044)	(2,857)
Transfers from stage 3 to stage 1	3	-	(213)	(210)
Net changes of the exposure and modifications in credit risk	(14,442)	(1,389)	(6,647)	(22,478)
Write-off	-	-	-	-
Other adjustments	1	(2)	-	(1)
At December 31, 2023	10,949	3,420	6,736	21,105